Condensed Financial Information of the Parent Company (Details 3) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Information of the Parent Company [Abstract]
Loans from banks and others	₪ 2,258	₪ 2,634
Debentures	8,786	10,128
Total	₪ 11,044	₪ 12,762